Cover Page	Sep. 01, 2026
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	BRIDGEBIO ONCOLOGY THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Tax Identification Number	39-3690783
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	405-4770
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001869105
Amendment Description	On August 29, 2025, BridgeBio Oncology Therapeutics, Inc. (the “Company”) filed a registration statement with the U.S. Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-289940) (the “Registration Statement”), which was initially declared effective by the SEC on September 10, 2025. This Post-Effective Amendment No. 2 to Form S-1 on Form S-3 (this “Post-Effective Amendment”) to the Registration Statement is being filed to convert the Registration Statement into a registration statement on Form S-3. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on August 29, 2025.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	405-4770
Contact Personnel Name	Pedro J. Beltran